Accrued expenses (Details) - CHF (SFr) SFr in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Trade and other payables and accrued liabilities [Line Items]
Trade and other payables	SFr 1,352	SFr 929
Accrued Expenses	8,818	9,417
Total	SFr 8,818	SFr 9,417	SFr 9,400